ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Abstract]
Beginning Balance	$ 7,398,697
Current year other comprehensive (loss) income	(84,560)	$ (33,541)	$ (816)
Transactions with non-controlling interests	(14,889)	(8,000)	(20,736)
Capital contributed by non-controlling interest	1,864
Ending Balance	5,715,705	7,398,697
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Abstract]
Beginning Balance	(28,519)	4,681	5,449
Transactions with non-controlling interests	0	341	48
Ending Balance	(111,215)	(28,519)	4,681
Unrealized Fair Value Gain (Loss) on Available-for-sale Investments [Member]
Accumulated Other Comprehensive Income (Loss) [Abstract]
Beginning Balance	(297)	981	5,400
Current year other comprehensive (loss) income	(6,263)	(1,278)	(4,419)
Transactions with non-controlling interests		0	0
Capital contributed by non-controlling interest	0
Ending Balance	(6,560)	(297)	981
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Abstract]
Beginning Balance	(28,222)	3,700	49
Current year other comprehensive (loss) income	(78,297)	(32,263)	3,603
Transactions with non-controlling interests		341	48
Capital contributed by non-controlling interest	1,864
Ending Balance	$ (104,655)	$ (28,222)	$ 3,700